Note 5 - Property, Plant and Equipment - Property, Plant and Equipment (Details) - AUD ($)	Dec. 31, 2021	Dec. 31, 2020
Property plant and equipment gross	$ 29,622,945	$ 29,339,380
Accumulated depreciation	(25,523,265)	(24,984,001)
Property, plant & equipment - net	4,099,680	4,355,379
Plant and Equipment [Member]
Property plant and equipment gross	20,183,757	20,171,121
Leasehold Improvements [Member]
Property plant and equipment gross	9,271,033	9,168,259
Capital Work in Process [Member]
Property plant and equipment gross	$ 168,155	$ 0